Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense:
For the year ended December 31, 2013	$ 448
For the year ended December 31, 2014	448
For the year ended December 31, 2015	448
For the year ended December 31, 2016	380
[FiniteLivedIntangibleAssetsNet]	1,724
Core Deposit Intangible
Estimated amortization expense:
For the year ended December 31, 2013	413
For the year ended December 31, 2014	413
For the year ended December 31, 2015	413
For the year ended December 31, 2016	346
[FiniteLivedIntangibleAssetsNet]	1,585
Other Intangible Assets
Estimated amortization expense:
For the year ended December 31, 2013	35
For the year ended December 31, 2014	35
For the year ended December 31, 2015	35
For the year ended December 31, 2016	34
[FiniteLivedIntangibleAssetsNet]	$ 139